Stock-based Compensation - Performance Share Unit Awards - Stock Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
General and administrative expenses | Performance Share Unit Awards
Stock compensation expense
Stock compensation expense	$ 2.7	$ 2.6	$ 0.9